DEBENTURES - RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Convertible Debt - related parties
	2016	2015
Line of credit convertible debenture – related party	$-	$409,192
2014 non-convertible debenture – related party	-	25,000
Total	-	434,192
Less : Debt discount	-	(17,720)
Carrying value	-	416,472
Less: Current portion	-	(391,472)
Total long-term debentures – related party	$-	$25,000